Investments in associates and joint venture - Summary of Changes in this caption (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associates and joint venture
As of January 1,	$ 1,422,295	$ 1,488,775
Net share in profit of associates and joint venture	176,270	240,450	$ 62,702
Equity contributions granted and paid	1,677	0
Dividends declared and collected by associates	(79,140)	(148,411)
Unrealized results on investments	(101)	(335)
Reclassification of share of the year in losses of Yanacocha to discontinued operations, note 1(e)	0	(422,394)
Reclassification to held for sale of the investment in Yanacocha	0	(264,838)
Equity reduction of minor investments	0	(580)
Translation adjustments and other	(24)	(48)
As of December 31,	$ 1,520,977	$ 1,422,295	$ 1,488,775